Notes to consolidated statement of cash flows (Currencies of bank balances and cash denominated) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 9,364,823,000	¥ 7,881,630,000	¥ 7,537,813,000
Material non-cash investing and financing transactions	0	0
RMB [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	8,213,100,000	6,691,911,000	5,847,363,000
S$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	835,995,000	869,591,000	1,130,356,000
US$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	315,535,000	319,944,000	559,761,000
JPY [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	193,000	184,000	205,000
HK$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 0	¥ 0	¥ 128,000